Bank Borrowings - Loan Facilities (Details)	1 Months Ended
	May 31, 2022 HKD ($)	Oct. 31, 2021 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	May 31, 2022 USD ($)	Oct. 31, 2021 CNY (¥)
Revolving loan facility
Bank Borrowings
Term	1 year
Aggregate amount of credit facilities	$ 390,000,000						$ 50,000,000
Revolving loan facility | HIBOR
Bank Borrowings
Basis spread on variable rate (as a percent)	0.50%
Fixed asset loan facility | Secured debt
Bank Borrowings
Term		10 years
Aggregate amount of credit facilities		$ 105,490,000						¥ 754,880,000
Amount utilized from the credit facility			$ 40,147,000	¥ 287,287,000	$ 18,104,000	¥ 126,083,000
Amount utilized related to capitalized interest			$ 658,000	¥ 4,708,000	$ 110,000	¥ 769,000
Fixed asset loan facility | Secured debt | 5-year China Loan Prime Rate
Bank Borrowings
Basis spread on variable rate (as a percent)		(0.80%)